Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2022	May 01, 2022	Apr. 30, 2022	Nov. 01, 2021	Oct. 31, 2021	Jul. 31, 2021	May 01, 2021	Apr. 30, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 75,883				$ 54,427
Derivatives (Note 4)	72,960				57,122
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	73	$ 90	$ 90	$ 47	47	$ 42	$ 28	$ 28	$ 381	$ 381
Derivatives (Note 4)	$ 222	$ 208	$ 208	$ 179	$ 179	$ 199	$ 193	$ 193	$ 1,200	$ 1,200